Other Litigation, Claims, and Legal Contingencies (Details) € in Millions, $ in Millions	3 Months Ended
	Sep. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Intellectual property-related litigation and claims
Interest expenses and penalties		€ 127		€ 150
Celonis SE [member]
Intellectual property-related litigation and claims
Monetary value of damages sought		60	$ 70
Non-income taxes
Intellectual property-related litigation and claims
Increase of other taxes	€ 98
Teradata Litigation [member]
Intellectual property-related litigation and claims
Provisions		387		0
Non-income taxes
Intellectual property-related litigation and claims
Potential amount		€ 192		€ 274